Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Proved Developed and Proved Undeveloped Reserves (Details)	12 Months Ended
	Dec. 31, 2025 MBoe mJ MBbls	Dec. 31, 2024 MBoe mJ MBbls
Proved Reserves [Member]
Proved Reserves:
Beginning of period | MBoe	14,492	16,002
Extensions and discoveries | MBoe
Acquisitions of minerals in place | MBoe	169
Dispositions of minerals in place | MBoe	(5,511)
Revisions to previous estimates | MBoe	(6,102)	(1,219)
Production | MBoe	(268)	(291)
End of period | MBoe	2,780	14,492
Proved Reserves [Member] | Oil [Member]
Proved Reserves:
Beginning of period | MBbls	14,018	15,414
Extensions and discoveries | MBbls
Acquisitions of minerals in place | MBbls	169
Dispositions of minerals in place | MBbls	(5,307)
Revisions to previous estimates | MBbls	(5,951)	(1,140)
Production | MBbls	(244)	(256)
End of period | MBbls	2,685	14,018
Proved Reserves [Member] | Natural Gas [Member]
Proved Reserves:
Beginning of period | mJ	2,840	3,525
Extensions and discoveries | mJ
Acquisitions of minerals in place | mJ
Dispositions of minerals in place | mJ	(1,226)
Revisions to previous estimates | mJ	(903)	(472)
Production | mJ	(142)	(213)
End of period | mJ	569	2,840
Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period | MBoe	10,145	11,723
End of period | MBoe	2,780	10,145
Proved Developed Reserves [Member] | Oil [Member]
Proved Reserves:
Beginning of period | MBbls	9,803	11,277
End of period | MBbls	2,685	9,803
Proved Developed Reserves [Member] | Natural Gas [Member]
Proved Reserves:
Beginning of period | mJ	2,056	2,674
End of period | mJ	569	2,056
Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period | MBoe	4,346	4,279
End of period | MBoe		4,346
Proved Undeveloped Reserves [Member] | Oil [Member]
Proved Reserves:
Beginning of period | MBbls	4,215	4,137
End of period | MBbls		4,215
Proved Undeveloped Reserves [Member] | Natural Gas [Member]
Proved Reserves:
Beginning of period | mJ	784	850
End of period | mJ		784